Accounts Receivable, net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Accounts Receivable, net
Accounts receivable	$ 31,044,944		$ 29,028,826
Allowance for doubtful accounts:
Balance at beginning of the year/period	(1,774,192)	$ (1,286,120)	(1,286,120)
Additions charged to bad debt expense	(322,361)	$ (4,665,322)	(4,104,458)
Write-off	141,266		3,616,076
Foreign exchange effect	(6,441)		310
Balance at end of the year/period	(1,961,728)		(1,774,192)
Accounts receivable, net	$ 29,083,216		$ 27,254,634